Document and Entity Information	Oct. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001326801
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Meta Platforms, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35551
Entity Tax Identification Number	20-1665019
Entity Address, Address Line One	1 Meta Way
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	543-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.000006 par value
Trading Symbol	META
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false